Investments in Debt, Equity Securities and Other Investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in unrealized loss positions	¥ 56	¥ 1,510